Subsequent Event (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Nov. 20, 2025 USD ($) shares	Nov. 20, 2025 HKD ($) shares	Aug. 22, 2025 CNY (¥)	Jul. 17, 2025 shares	Jul. 16, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Jan. 15, 2025 $ / shares	Dec. 31, 2024 $ / shares shares
Subsequent Event [Line Items]
Ordinary stock shares authorized						500,000,000		500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Forecast [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 4,900,000	$ 38.3
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary stock shares authorized					9,900,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Authorized share capital (in Dollars) | $					$ 50,000
Aggregate amount (in Yuan Renminbi) | ¥			¥ 0.6
Outstanding rental fee (in Yuan Renminbi) | ¥			0.4
Compensation for losses (in Yuan Renminbi) | ¥			0.2
Compensation for rent losses (in Yuan Renminbi) | ¥			¥ 0.1
Subsequent Event [Member] | Shareholders [Member]
Subsequent Event [Line Items]
Ordinary stock shares authorized					400,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Issuance of shares	348,000,000	348,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary stock shares authorized					400,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Additional shares authorized					9,500,000,000
Repurchased shares issued				54,790,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary stock shares authorized					100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Authorized unissued ordinary shares					100,000,000
Common stock voting rights					fifty
Authorized share capital (in Dollars) | $					$ 1,000,000
Repurchased shares issued				54,790,000
Minimum [Member]
Subsequent Event [Line Items]
Bid price per share (in Dollars per share) | $ / shares							$ 1